Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rental expenses	$ 4,909	30,461	17,898	12,038
Recognized liabilities related to unrecognized tax benefits	$ 3,877	24,058	29,041